INTANGIBLE ASSETS - Summary of the movement in the net book value of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period	$ 5,670	[1]	$ 6,786
Adjustment due to IFRS 16	(15)
Additions	239		717
Disposals	(2)		(7)
Amortization charge for the year	(394)		(495)
Impairment	(57)		(523)		$ (51)
Translation adjustment	247		(808)
Balance at end of the period	5,688		5,670	[1]	6,786
Acquired intangible assets, not yet paid	148		100
Telecommunication licenses, frequencies & permissions
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period	1,195		1,256
Adjustment due to IFRS 16	0
Additions	50		526
Disposals	0		(6)
Amortization charge for the year	(159)		(176)
Impairment	(3)		(251)
Transfer	0		0
Translation adjustment	17		(154)
Balance at end of the period	1,100		1,195		1,256
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period	264		351
Adjustment due to IFRS 16	0
Additions	177		171
Disposals	0		(1)
Amortization charge for the year	(155)		(179)
Impairment	0		(48)
Transfer	8		2
Translation adjustment	22		(32)
Balance at end of the period	316		264		351
Brands and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period	178		262
Adjustment due to IFRS 16	0
Additions	0		0
Disposals	0		0
Amortization charge for the year	(30)		(74)
Impairment	0		0
Transfer	0		0
Translation adjustment	1		(10)
Balance at end of the period	149		178		262
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period	177		255
Adjustment due to IFRS 16	0
Additions	0		0
Disposals	0		0
Amortization charge for the year	(42)		(54)
Impairment	0		0
Transfer	0		0
Translation adjustment	7		(24)
Balance at end of the period	142		177		255
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period	40		44
Adjustment due to IFRS 16	(15)
Additions	12		20
Disposals	(2)		0
Amortization charge for the year	(8)		(12)
Impairment	0		0
Transfer	(8)		(2)
Translation adjustment	3		(10)
Balance at end of the period	22		40		44
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period	3,816		4,618
Adjustment due to IFRS 16	0
Additions	0		0
Disposals	0		0
Impairment	(54)		(224)
Transfer	0		0
Translation adjustment	197		(578)
Balance at end of the period	3,959		$ 3,816		$ 4,618
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	9,936
Cost | Telecommunication licenses, frequencies & permissions
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	2,395
Cost | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	1,157
Cost | Brands and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	499
Cost | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	1,716
Cost | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	210
Cost | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	3,959
Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	(4,248)
Accumulated depreciation and impairment | Telecommunication licenses, frequencies & permissions
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	(1,295)
Accumulated depreciation and impairment | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	(841)
Accumulated depreciation and impairment | Brands and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	(350)
Accumulated depreciation and impairment | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	(1,574)
Accumulated depreciation and impairment | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	$ (188)

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.